Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Deferred Costs Capitalized Prepaid And Other Assets [Line Items]
Vendor rebates		$ 76,826		$ 58,363
Other		21,102		8,465
Prepaid Expense and Other Assets, Current	$ 150,384	$ 97,928	$ 76,975	$ 66,828